Net Loss Per Share (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of calculation of basic and diluted net loss per share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period
From
February 4,
2020
(inception)
Through
December 31,
2020 (As Restated)
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$355,909
Income and Franchise Tax	(218,103)
Net Earnings	$137,806
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	40,948,182
Earnings/Basic and Diluted Redeemable Class A Common Stock	$—

Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(132,204,768)
Redeemable Net Earnings	(137,806)
Non-Redeemable Net Loss	$(132,342,574)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	9,839,969
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	$(13.45)

BFLY Operations Inc
Schedule of calculation of basic and diluted net loss per share

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except share and per share amounts):

	2020	2019
Numerator:
Net loss	$(162,745)	$(99,697)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(162,745)	$(99,697)
Denominator:
Weighted-average common shares outstanding	5,833,164	5,622,752
Denominator for Basic and Dilutive EPS – Weighted-average common stock	5,833,164	5,622,752
Basic and dilutive loss per share	$(27.90)	$(17.73)

Anti-dilutive common equivalent shares were as follows:

	2020	2019
Outstanding options to purchase common stock	26,742,256	14,692,333
Outstanding Convertible Preferred Stock (Series A through D)	103,242,914	103,242,914
Total anti-dilutive common equivalent shares	129,985,170	117,935,247